UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY 10105

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: January 31, 2010

Date of reporting period: July 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

PIMCO Strategic Global Government Fund, Inc.

Semi-Annual Report

July 31, 2009

PIMCO Strategic Global Government Fund, Inc. Letter to Stockholders

September 15, 2009

Dear Stockholder:

Please find enclosed the semi-annual report for PIMCO Strategic Global Government Fund, Inc. (the “Fund”) for the fiscal six-month period ended July 31, 2009.

Government bond prices fell during the six-month reporting period as early signs of improving economic conditions contributed to shifting investor sentiments away from low yielding U.S. Treasury securities and in favor of corporate stocks and bonds. During the six-month reporting period, U.S. government bonds, as represented by the Barclays Capital Long Term Treasuries Index declined 3.09%. The Fund’s benchmark and a broad credit market measure of government and corporate securities, the Barclays Capital U.S. Aggregate Index, returned 4.47% and global bonds, as represented by the Barclays Capital Global Aggregate Bond Index, returned 7.27%. U.S. stocks, as represented by the Standard & Poor’s 500 Index returned 21.18%.

The Federal Reserve (the “Fed”) engaged in quantitative easing during the period, purchasing significant amounts of securities from banks in order to add to the supply of cash available for lending.

On April 6, 2009, the Fund issued a press release to make explicit that the Fund’s investment policies allow it to hold common stock received from conversion of other portfolio securities, such that common stocks may represent up to 20% of the Fund’s total assets. The Fund may invest in preferred stock and convertible securities, and these securities may allow for conversion into common stock.

For specific information on the Fund and its performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s stockholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager and Pacific Investment Management Company LLC (“PIMCO”), the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	1

PIMCO Strategic Global Government Fund, Inc. Fund Insights/Performance & Statistics

July 31, 2009 (unaudited)

•	For the fiscal six months ended July 31, 2009, PIMCO Strategic Global Government Fund (the “Fund”) returned 14.97% on net asset value (“NAV”) and 5.20% on market price.

•	Treasury yields rose sharply and the yield curve steepened during the first half of 2009 over concerns of Treasury issuance and potential inflationary pressures.

•

Valuations of many non-Treasury fixed-income securities, such as mortgage-backed securities (“MBS”) and corporate bonds recovered to levels last experienced in September 2008 as risk appetites returned.

Drivers of Fund performance:

•	A curve-steepening bias benefited performance as long-term interest rates continued to rise on supply and inflation concerns, causing the yield curve to steepen.

•	An overweight to duration, or sensitivity to changes in market interest rates, detracted from performance as yields rose.

•	An emphasis on bonds in financial companies benefited performance as major banks passed the “stress tests” early during the reporting period and then began to wean themselves off government aid.

•	An overweight position in MBS benefited performance as liquidity improved primarily due to government support programs.

2	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Fund Insights/Performance & Statistics

July 31, 2009 (unaudited)

Total Return(1):	Market Price	NAV
Six Months	5.20%	14.97%
1 Year	11.57%	4.05%
5 Year	6.72%	3.96%
10 Year	9.72%	6.83%
Commencement of Operations (2/24/1994) to 7/31/09	7.68%	6.33%

Market Price/NAV Performance:
Commencement of Operations (2/24/1994) to 7/31/09

Market Price/NAV:
Market Price	$9.53
NAV	$8.13
Premium to NAV	17.22%
Market Price Yield(2)	8.18%

Moody’s Ratings

    (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value or market share price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to stockholders by the market price per share at July 31, 2009.

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	3

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited)

Principal Amount (000)				Credit Rating (Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES – 158.4%
Fannie Mae – 81.7%
	$30		3.277%, 4/1/30, FRN, MBS (l)	Aaa/AAA	$30,187
	10		3.54%, 2/1/32, FRN, MBS	Aaa/AAA	10,012
	170		3.611%, 3/1/32, FRN, MBS (l)	Aaa/AAA	171,330
	22		4.065%, 9/1/28, FRN, MBS	Aaa/AAA	22,289
	100		4.233%, 12/1/28, FRN, MBS (l)	Aaa/AAA	101,750
	403		4.25%, 11/25/24, CMO (l)	Aaa/AAA	401,744
	26		4.25%, 3/25/33, CMO	Aaa/AAA	26,492
	53		4.691%, 2/1/27, FRN, MBS (l)	Aaa/AAA	52,901
	128		4.742%, 12/1/25, FRN, MBS (l)	Aaa/AAA	128,874
	142		5.00%, 5/25/16, CMO (l)	Aaa/AAA	143,763
	20		5.00%, 12/1/18, MBS	Aaa/AAA	20,893
	8		5.025%, 10/1/31, FRN, MBS	Aaa/AAA	8,275
	77		5.153%, 11/1/27, FRN, MBS (l)	Aaa/AAA	78,376
	106		5.50%, 8/25/14, CMO (l)	Aaa/AAA	110,340
	37		5.50%, 12/25/16, CMO	Aaa/AAA	39,525
	125		5.50%, 7/25/24, CMO (l)	Aaa/AAA	129,007
	145		5.50%, 4/1/32, MBS (l)	Aaa/AAA	151,801
	65		5.50%, 12/25/32, CMO (l)	Aaa/AAA	67,062
	887		5.50%, 12/25/34, CMO (l)	Aaa/AAA	921,765
	1,370		5.50%, 4/25/35, CMO (l)	Aaa/AAA	1,423,401
	14,826		5.50%, 8/1/38, MBS (l)	Aaa/AAA	15,383,433
	100		5.75%, 6/25/33, CMO (l)	Aaa/AAA	104,614
	2,500		5.807%, 8/25/43, CMO (l)	Aaa/AAA	2,655,892
	81		6.00%, 2/25/17, CMO (l)	Aaa/AAA	86,803
	337		6.00%, 4/25/17, CMO (l)	Aaa/AAA	361,380
	106		6.00%, 12/1/32, MBS (e)	Aaa/AAA	112,199
	1,829		6.00%, 1/1/33, MBS (e)	Aaa/AAA	1,934,465
	644		6.00%, 2/1/33, MBS (e)	Aaa/AAA	681,146
	11,050		6.00%, 11/1/34, MBS (e)	Aaa/AAA	11,658,436
	5,752		6.00%, 4/1/35, MBS (e)	Aaa/AAA	6,084,122
	8,506		6.00%, 1/1/36, MBS	Aaa/AAA	8,952,938
	10,640		6.00%, 9/1/36, MBS (e)	Aaa/AAA	11,244,116
	4,321		6.00%, 7/1/37, MBS (e)	Aaa/AAA	4,537,444
	7,405		6.00%, 1/25/44, CMO (l)	Aaa/AAA	7,858,934
	56,010		6.00%, MBS, TBA (e)	Aaa/AAA	58,714,219
	48		6.50%, 5/1/13, MBS (l)	Aaa/AAA	51,266
	37		6.50%, 10/1/13, MBS (l)	Aaa/AAA	38,945
	302		6.50%, 2/1/14, MBS (l)	Aaa/AAA	321,948
	161		6.50%, 10/1/18, MBS	Aaa/AAA	172,206
	151		6.50%, 9/1/19, MBS	Aaa/AAA	161,322
	317		6.50%, 1/1/20, MBS	Aaa/AAA	337,366
	288		6.50%, 6/25/23, CMO (l)	Aaa/AAA	304,780
	2		6.50%, 12/1/23, MBS	Aaa/AAA	2,390
	–	(h)	6.50%, 3/1/24, MBS	Aaa/AAA	203
	37		6.50%, 4/1/27, MBS (l)	Aaa/AAA	39,813
	324		6.50%, 11/18/27, CMO (l)	Aaa/AAA	350,657

4	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$12	6.50%, 1/1/28, MBS	Aaa/AAA	$13,448
	662	6.50%, 2/1/28, MBS	Aaa/AAA	712,241
	58	6.50%, 4/1/28, MBS (l)	Aaa/AAA	62,369
	143	6.50%, 9/1/28, MBS (l)	Aaa/AAA	154,404
	875	6.50%, 11/1/28, MBS (l)	Aaa/AAA	947,910
	107	6.50%, 1/1/29, MBS (l)	Aaa/AAA	115,915
	49	6.50%, 2/1/29, MBS (l)	Aaa/AAA	53,449
	605	6.50%, 3/1/29, MBS (l)	Aaa/AAA	654,948
	89	6.50%, 4/1/29, MBS (l)	Aaa/AAA	96,108
	25	6.50%, 5/1/29, MBS (l)	Aaa/AAA	27,325
	81	6.50%, 6/1/29, MBS (l)	Aaa/AAA	87,651
	971	6.50%, 7/1/29, MBS (l)	Aaa/AAA	1,049,793
	21	6.50%, 8/1/29, MBS	Aaa/AAA	22,329
	5	6.50%, 9/1/29, MBS	Aaa/AAA	5,377
	8	6.50%, 12/1/29, MBS	Aaa/AAA	9,100
	235	6.50%, 4/1/31, MBS	Aaa/AAA	254,874
	220	6.50%, 5/1/31, MBS	Aaa/AAA	236,198
	241	6.50%, 8/1/31, MBS	Aaa/AAA	258,719
	1,770	6.50%, 9/25/31, CMO (l)	Aaa/AAA	1,898,248
	100	6.50%, 10/1/31, MBS	Aaa/AAA	107,025
	47	6.50%, 11/1/31, MBS	Aaa/AAA	49,952
	3,386	6.50%, 3/25/32, CMO (l)	Aaa/AAA	3,594,835
	62	6.50%, 6/1/32, MBS	Aaa/AAA	66,511
	184	6.50%, 8/1/32, MBS	Aaa/AAA	196,769
	110	6.50%, 9/1/32, MBS	Aaa/AAA	116,986
	83	6.50%, 10/1/32, MBS (e)	Aaa/AAA	89,776
	459	6.50%, 10/1/32, MBS	Aaa/AAA	495,903
	327	6.50%, 5/1/33, MBS (e)	Aaa/AAA	352,777
	84	6.50%, 6/1/33, MBS (e)	Aaa/AAA	90,101
	172	6.50%, 7/1/33, MBS (e)	Aaa/AAA	185,116
	209	6.50%, 8/1/33, MBS (e)	Aaa/AAA	226,083
	324	6.50%, 9/1/33, MBS (e)	Aaa/AAA	349,504
	332	6.50%, 9/1/33, MBS	Aaa/AAA	358,910
	1,887	6.50%, 10/1/33, MBS (e)	Aaa/AAA	2,034,219
	1,516	6.50%, 11/1/33, MBS (e)	Aaa/AAA	1,633,427
	211	6.50%, 12/1/33, MBS (e)	Aaa/AAA	227,934
	688	6.50%, 1/1/34, MBS (e)	Aaa/AAA	741,342
	72	6.50%, 2/1/34, MBS (e)	Aaa/AAA	77,506
	38	6.50%, 3/1/34, MBS (e)	Aaa/AAA	41,114
	101	6.50%, 4/1/34, MBS (e)	Aaa/AAA	109,063
	138	6.50%, 5/1/34, MBS (e)	Aaa/AAA	148,824
	1,176	6.50%, 7/1/34, MBS (e)	Aaa/AAA	1,266,218
	938	6.50%, 8/1/34, MBS (e)	Aaa/AAA	1,008,993
	881	6.50%, 9/1/34, MBS (e)	Aaa/AAA	947,099
	22	6.50%, 10/1/34, MBS (e)	Aaa/AAA	24,172
	482	6.50%, 11/1/34, MBS (e)	Aaa/AAA	518,648
	397	6.50%, 12/1/34, MBS (e)	Aaa/AAA	427,001
	156	6.50%, 1/1/35, MBS (e)	Aaa/AAA	167,810

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	5

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$271	6.50%, 2/1/35, MBS (e)	Aaa/AAA	$292,258
	178	6.50%, 4/1/35, MBS (e)	Aaa/AAA	192,267
	87	6.50%, 7/1/35, MBS (e)	Aaa/AAA	93,307
	314	6.50%, 10/1/35, MBS (e)	Aaa/AAA	337,416
	1,411	6.50%, 6/1/36, MBS (e)	Aaa/AAA	1,523,795
	6,123	6.50%, 12/1/36, MBS (e)	Aaa/AAA	6,560,751
	1,362	6.50%, 4/1/37, MBS (l)	Aaa/AAA	1,459,059
	4,159	6.50%, 2/1/38, MBS (e)	Aaa/AAA	4,454,161
	1,481	6.50%, 7/1/39, MBS (e)	Aaa/AAA	1,585,497
	1,387	6.50%, 12/25/41, CMO (l)	Aaa/AAA	1,499,962
	3,980	6.50%, 7/25/42, CMO (l)	Aaa/AAA	4,306,032
	347	6.50%, 8/25/42, CMO (l)	Aaa/AAA	375,934
	4,415	6.50%, 9/25/42, CMO (l)	Aaa/AAA	4,779,259
	58	6.50%, 10/25/42, CMO (l)	Aaa/AAA	62,378
	91	6.50%, 12/25/42, CMO	Aaa/AAA	98,689
	1,826	6.50%, 6/25/44, CMO (l)	Aaa/AAA	1,975,393
	581	6.50%, 11/1/47, MBS	Aaa/AAA	618,652
	75	6.85%, 12/18/27, CMO (l)	Aaa/AAA	81,778
	208	7.00%, 7/18/12, CMO (l)	Aaa/AAA	218,884
	121	7.00%, 1/1/13, MBS (l)	Aaa/AAA	126,472
	26	7.00%, 2/1/15, MBS	Aaa/AAA	27,438
	287	7.00%, 3/1/16, MBS (l)	Aaa/AAA	316,573
	165	7.00%, 5/1/16, MBS (l)	Aaa/AAA	178,397
	141	7.00%, 11/1/16, MBS	Aaa/AAA	146,608
	482	7.00%, 5/1/17, MBS (l)	Aaa/AAA	521,162
	132	7.00%, 11/1/17, MBS (l)	Aaa/AAA	142,626
	750	7.00%, 7/1/21, MBS (l)	Aaa/AAA	800,089
	135	7.00%, 11/1/24, MBS	Aaa/AAA	148,020
	13	7.00%, 10/1/25, MBS	Aaa/AAA	14,122
	58	7.00%, 6/18/27, CMO (l)	Aaa/AAA	63,883
	7	7.00%, 9/1/27, MBS	Aaa/AAA	7,619
	13	7.00%, 11/1/27, MBS	Aaa/AAA	13,834
	38	7.00%, 12/1/27, MBS (l)	Aaa/AAA	41,517
	7	7.00%, 5/1/28, MBS	Aaa/AAA	7,638
	35	7.00%, 6/1/28, MBS (l)	Aaa/AAA	38,667
	3	7.00%, 2/1/29, MBS	Aaa/AAA	3,438
	55	7.00%, 2/1/29, MBS (l)	Aaa/AAA	60,731
	179	7.00%, 3/1/29, MBS (l)	Aaa/AAA	197,400
	148	7.00%, 4/1/29, MBS	Aaa/AAA	162,679
	80	7.00%, 5/1/29, MBS (l)	Aaa/AAA	88,445
	67	7.00%, 6/1/29, MBS (l)	Aaa/AAA	73,773
	32	7.00%, 7/1/29, MBS (l)	Aaa/AAA	35,196
	112	7.00%, 9/1/29, MBS (l)	Aaa/AAA	123,291
	35	7.00%, 10/1/29, MBS	Aaa/AAA	38,595
	3	7.00%, 11/1/29, MBS	Aaa/AAA	3,063
	17	7.00%, 3/1/30, MBS	Aaa/AAA	18,392
	7,885	7.00%, 4/1/30, MBS (l)	Aaa/AAA	8,684,029
	141	7.00%, 5/1/30, MBS (l)	Aaa/AAA	154,891

6	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$28	7.00%, 4/1/31, MBS	Aaa/AAA	$31,292
	19	7.00%, 6/1/31, MBS	Aaa/AAA	20,584
	23	7.00%, 7/1/31, MBS	Aaa/AAA	25,615
	27	7.00%, 7/1/31, MBS (l)	Aaa/AAA	29,319
	116	7.00%, 8/1/31, MBS (l)	Aaa/AAA	127,825
	135	7.00%, 9/1/31, MBS (l)	Aaa/AAA	147,955
	18	7.00%, 11/1/31, MBS	Aaa/AAA	19,390
	189	7.00%, 12/1/31, MBS (l)	Aaa/AAA	207,546
	115	7.00%, 1/1/32, MBS	Aaa/AAA	122,222
	211	7.00%, 2/1/32, MBS (l)	Aaa/AAA	231,566
	66	7.00%, 4/1/32, MBS (l)	Aaa/AAA	72,707
	183	7.00%, 5/1/32, MBS (l)	Aaa/AAA	201,309
	185	7.00%, 6/1/32, MBS (l)	Aaa/AAA	202,852
	71	7.00%, 7/1/32, MBS (l)	Aaa/AAA	77,983
	44	7.00%, 8/1/32, MBS (l)	Aaa/AAA	48,009
	481	7.00%, 9/25/32, CMO (l)	Aaa/AAA	524,015
	274	7.00%, 9/1/33, MBS	Aaa/AAA	298,573
	364	7.00%, 11/1/33, MBS	Aaa/AAA	398,916
	701	7.00%, 1/1/34, MBS	Aaa/AAA	760,793
	226	7.00%, 7/1/34, MBS	Aaa/AAA	248,530
	137	7.00%, 2/25/35, CMO (l)	Aaa/AAA	140,695
	254	7.00%, 3/1/35, MBS (l)	Aaa/AAA	278,164
	5,033	7.00%, 7/1/36, MBS (l)	Aaa/AAA	5,461,440
	1,891	7.00%, 9/25/41, CMO, VRN (l)	Aaa/AAA	2,068,369
	233	7.00%, 10/25/41, CMO (l)	Aaa/AAA	255,350
	94	7.00%, 7/25/42, CMO (l)	Aaa/AAA	102,243
	480	7.00%, 11/25/43, CMO (l)	Aaa/AAA	525,370
	487	7.00%, 2/25/44, CMO (l)	Aaa/AAA	532,825
	3,019	7.00%, 3/25/45, CMO (l)	Aaa/AAA	3,302,421
	1,571	7.00%, 12/1/46, MBS (l)	Aaa/AAA	1,703,689
	843	7.00%, 1/1/47, MBS	Aaa/AAA	914,355
	819	7.50%, 6/1/17, MBS (l)	Aaa/AAA	889,092
	61	7.50%, 12/1/17, MBS (l)	Aaa/AAA	68,016
	527	7.50%, 5/1/22, MBS (l)	Aaa/AAA	584,206
	77	7.50%, 10/25/22, CMO (l)	Aaa/AAA	83,400
	834	7.50%, 4/1/24, MBS	Aaa/AAA	922,320
	243	7.50%, 6/19/30, CMO, VRN (l)	Aaa/AAA	270,447
	239	7.50%, 6/25/30, CMO (l)	Aaa/AAA	261,581
	48	7.50%, 7/1/31, MBS	Aaa/AAA	53,622
	161	7.50%, 5/1/32, MBS	Aaa/AAA	177,920
	593	7.50%, 9/1/35, MBS	Aaa/AAA	655,065
	681	7.50%, 9/1/37, MBS (l)	Aaa/AAA	733,308
	1,360	7.50%, 7/25/41, CMO (l)	Aaa/AAA	1,515,306
	1,542	7.50%, 2/25/42, CMO, VRN (l)	Aaa/AAA	1,692,444
	85	7.50%, 7/25/42, CMO (l)	Aaa/AAA	94,442
	9	7.50%, 8/25/42, CMO	Aaa/AAA	9,995
	1,347	7.50%, 10/25/42, CMO (l)	Aaa/AAA	1,500,279
	885	7.50%, 3/25/44, CMO (l)	Aaa/AAA	986,589

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$3,371	7.50%, 6/25/44, CMO (l)	Aaa/AAA	$3,756,718
	116	7.70%, 3/25/23, CMO (l)	Aaa/AAA	128,920
	90	7.75%, 3/1/31, FRN, MBS (l)	Aaa/AAA	92,037
	239	7.815%, 12/1/30, FRN, MBS (l)	Aaa/AAA	248,591
	12	8.00%, 4/1/19, MBS	Aaa/AAA	12,631
	424	8.00%, 9/25/21, CMO (l)	Aaa/AAA	465,876
	3	8.00%, 1/1/22, MBS	Aaa/AAA	3,547
	4	8.00%, 12/1/22, MBS	Aaa/AAA	4,735
	8	8.00%, 6/1/24, MBS	Aaa/AAA	8,481
	318	8.00%, 9/1/24, MBS	Aaa/AAA	356,748
	2	8.00%, 12/1/24, MBS	Aaa/AAA	1,979
	3	8.00%, 9/1/27, MBS	Aaa/AAA	2,931
	27	8.00%, 4/1/30, MBS (l)	Aaa/AAA	30,759
	107	8.00%, 5/1/30, MBS (l)	Aaa/AAA	120,877
	2	8.00%, 6/1/30, MBS	Aaa/AAA	1,981
	65	8.00%, 7/1/30, MBS (l)	Aaa/AAA	73,206
	2,099	8.00%, 7/19/30, CMO, VRN (l)	Aaa/AAA	2,317,875
	49	8.00%, 8/1/30, MBS (l)	Aaa/AAA	56,150
	1	8.00%, 9/1/30, MBS	Aaa/AAA	1,264
	10	8.00%, 10/1/30, MBS	Aaa/AAA	10,918
	20	8.00%, 1/1/31, MBS	Aaa/AAA	22,944
	15	8.00%, 3/1/31, MBS	Aaa/AAA	17,492
	134	8.00%, 5/1/31, MBS (l)	Aaa/AAA	151,879
	497	8.00%, 7/1/31, MBS (l)	Aaa/AAA	560,747
	47	8.00%, 8/1/31, MBS (l)	Aaa/AAA	52,548
	384	8.00%, 10/1/31, MBS (l)	Aaa/AAA	434,702
	83	8.00%, 11/1/31, MBS (l)	Aaa/AAA	93,212
	37	8.00%, 1/1/32, MBS (l)	Aaa/AAA	42,119
	98	8.00%, 5/1/32, MBS	Aaa/AAA	110,884
	12	8.00%, 6/1/32, MBS	Aaa/AAA	13,858
	84	8.00%, 12/1/33, MBS	Aaa/AAA	91,962
	112	8.00%, 1/1/35, MBS	Aaa/AAA	121,315
	63	8.50%, 4/1/16, MBS (l)	Aaa/AAA	69,547
	781	8.50%, 9/25/21, CMO (l)	Aaa/AAA	863,136
	665	8.50%, 10/25/21, CMO (l)	Aaa/AAA	735,243
	479	8.50%, 12/25/21, CMO (l)	Aaa/AAA	522,309
	1,663	8.50%, 6/18/27, CMO (l)	Aaa/AAA	1,838,235
	193	8.50%, 6/25/30, CMO (l)	Aaa/AAA	208,593
	533	8.50%, 6/1/36, MBS (l)	Aaa/AAA	580,243
	8,445	9.00%, 12/1/19, MBS (l)	Aaa/AAA	9,491,912
	1,166	9.420%, 5/15/21, MBS	Aaa/AAA	1,306,295
	386	10.092%, 7/15/27, MBS	Aaa/AAA	430,927
	33	10.30%, 4/25/19, CMO	Aaa/AAA	34,993

				256,330,181

Federal Housing Administration – 0.1%
	176	7.43%, 6/1/24 (g)	Aaa/AAA	176,163

8	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)				Credit Rating (Moody’s/S&P)	Value
Freddie Mac – 46.9%
	$948		0.343%, 2/1/11, FRN (k)	Aaa/AAA	$946,454
	3,290		0.703%, 3/9/11, FRN (k)	Aaa/AAA	3,303,877
	141		0.937%, 8/5/11, FRN (k)	Aaa/AAA	141,158
	10		4.059%, 4/1/33, FRN, MBS	Aaa/AAA	10,646
	11		4.574%, 12/1/26, FRN, MBS	Aaa/AAA	11,121
	171		5.00%, 10/15/16, CMO (l)	Aaa/AAA	175,854
	214		5.00%, 11/15/16, CMO (l)	Aaa/AAA	221,657
	64		5.00%, 2/15/24, CMO (l)	Aaa/AAA	66,775
	78		5.20%, 9/1/31, FRN, MBS (l)	Aaa/AAA	79,707
	92		6.00%, 10/15/12, CMO (l)	Aaa/AAA	95,870
	362		6.00%, 9/15/16, CMO (l)	Aaa/AAA	385,435
	3,764		6.00%, 12/15/16, CMO (l)	Aaa/AAA	4,021,054
	51		6.00%, 3/15/17, CMO	Aaa/AAA	54,226
	1,417		6.00%, 4/1/17, MBS (l)	Aaa/AAA	1,501,199
	1,138		6.00%, 12/15/28, CMO (l)	Aaa/AAA	1,214,690
	10		6.00%, 2/1/33, MBS	Aaa/AAA	10,440
	2,174		6.00%, 3/1/33, MBS	Aaa/AAA	2,281,085
	66		6.00%, 2/1/34, MBS (l)	Aaa/AAA	69,290
	117		6.00%, 3/15/35, CMO (l)	Aaa/AAA	114,118
	1,642		6.50%, 11/1/16, MBS (l)	Aaa/AAA	1,751,611
	300		6.50%, 4/15/18, CMO (l)	Aaa/AAA	306,286
	25		6.50%, 8/1/21, MBS	Aaa/AAA	26,739
	207		6.50%, 9/15/23, CMO (l)	Aaa/AAA	222,011
	3,000		6.50%, 10/15/23, CMO (l)	Aaa/AAA	3,200,387
	87		6.50%, 12/15/23, CMO (l)	Aaa/AAA	92,975
	9		6.50%, 6/1/29, MBS	Aaa/AAA	9,718
	14,493		6.50%, 6/15/31, CMO (l)	Aaa/AAA	15,481,476
	100		6.50%, 12/15/31, CMO (l)	Aaa/AAA	105,892
	1,382		6.50%, 6/15/32, CMO (l)	Aaa/AAA	1,470,821
	7,049		6.50%, 7/15/32, CMO (l)	Aaa/AAA	7,619,122
	114		6.50%, 8/1/34, MBS	Aaa/AAA	121,060
	7,592		6.50%, 7/1/37, MBS (l)	Aaa/AAA	8,037,102
	131		6.50%, 2/25/43, CMO (l)	Aaa/AAA	137,874
	123		6.50%, 9/25/43, CMO, VRN (l)	Aaa/AAA	132,372
	721		6.50%, 10/25/43, CMO (l)	Aaa/AAA	779,243
	6,007		6.50%, 3/25/44, CMO (l)	Aaa/AAA	6,493,392
	803		6.50%, 9/1/47, MBS	Aaa/AAA	852,949
	2,263		6.50%, 9/1/48, MBS	Aaa/AAA	2,422,588
	737		6.50%, 10/1/48, MBS	Aaa/AAA	783,229
	1,895		6.90%, 9/15/23, CMO (l)	Aaa/AAA	2,026,305
	912		6.95%, 7/15/21, CMO (l)	Aaa/AAA	986,754
	1,125		6.974%, 7/25/32, CMO, VRN (l)	Aaa/AAA	1,228,478
	–	(h)	7.00%, 8/1/10, MBS	Aaa/AAA	169
	2		7.00%, 1/1/11, MBS	Aaa/AAA	1,717
	1,111		7.00%, 9/1/11, MBS (l)	Aaa/AAA	1,164,456
	10		7.00%, 3/1/12, MBS	Aaa/AAA	10,684
	118		7.00%, 7/15/12, CMO (l)	Aaa/AAA	117,741
	193		7.00%, 9/1/12, MBS (l)	Aaa/AAA	204,479

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	9

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Freddie Mac (continued)
	$27	7.00%, 10/1/12, MBS	Aaa/AAA	$29,157
	21	7.00%, 11/1/12, MBS	Aaa/AAA	21,956
	23	7.00%, 12/1/12, MBS	Aaa/AAA	23,952
	840	7.00%, 7/1/13, MBS (l)	Aaa/AAA	881,000
	14	7.00%, 1/1/14, MBS	Aaa/AAA	14,810
	580	7.00%, 9/1/14, MBS (l)	Aaa/AAA	619,786
	118	7.00%, 11/1/14, MBS (l)	Aaa/AAA	126,389
	47	7.00%, 7/1/15, MBS	Aaa/AAA	50,294
	15	7.00%, 8/1/15, MBS	Aaa/AAA	15,622
	52	7.00%, 4/1/16, MBS (l)	Aaa/AAA	56,381
	6	7.00%, 6/1/16, MBS	Aaa/AAA	6,860
	51	7.00%, 7/1/16, MBS (l)	Aaa/AAA	55,032
	13	7.00%, 11/1/16, MBS	Aaa/AAA	13,950
	41	7.00%, 3/1/17, MBS	Aaa/AAA	43,937
	1,131	7.00%, 6/1/17, MBS (l)	Aaa/AAA	1,199,977
	944	7.00%, 8/1/21, MBS (l)	Aaa/AAA	1,003,306
	1,164	7.00%, 9/1/21, MBS (l)	Aaa/AAA	1,237,195
	1,745	7.00%, 1/15/24, CMO (l)	Aaa/AAA	1,873,027
	96	7.00%, 3/15/24, CMO (l)	Aaa/AAA	105,049
	11	7.00%, 7/1/24, MBS	Aaa/AAA	12,300
	968	7.00%, 9/15/25, CMO (l)	Aaa/AAA	1,046,598
	1,306	7.00%, 7/15/27, CMO (l)	Aaa/AAA	1,419,632
	4,311	7.00%, 3/15/29, CMO (l)	Aaa/AAA	4,732,189
	137	7.00%, 3/1/31, MBS (l)	Aaa/AAA	149,312
	2,241	7.00%, 6/15/31, CMO (l)	Aaa/AAA	2,422,453
	915	7.00%, 10/1/31, MBS (l)	Aaa/AAA	998,603
	438	7.00%, 1/1/32, MBS (l)	Aaa/AAA	480,143
	26	7.00%, 3/1/32, MBS (l)	Aaa/AAA	28,442
	141	7.00%, 4/1/32, MBS (l)	Aaa/AAA	154,258
	562	7.00%, 1/1/36, MBS (l)	Aaa/AAA	612,920
	9,396	7.00%, 6/1/36, MBS (l)	Aaa/AAA	10,115,440
	988	7.00%, 7/1/36, MBS (l)	Aaa/AAA	1,064,125
	9,007	7.00%, 8/1/36, MBS (l)	Aaa/AAA	9,696,697
	6,577	7.00%, 9/1/36, MBS (l)	Aaa/AAA	7,080,721
	2,930	7.00%, 11/1/36, MBS (l)	Aaa/AAA	3,154,872
	1,038	7.00%, 12/1/36, MBS (l)	Aaa/AAA	1,117,347
	6,793	7.00%, 1/1/37, MBS (l)	Aaa/AAA	7,312,388
	1,022	7.00%, 2/25/43, CMO (l)	Aaa/AAA	1,119,609
	425	7.00%, 9/25/43, CMO (l)	Aaa/AAA	462,040
	136	7.00%, 10/25/43, CMO (l)	Aaa/AAA	149,187
	102	7.50%, 1/1/16, MBS (l)	Aaa/AAA	110,483
	1,325	7.50%, 5/15/24, CMO (l)	Aaa/AAA	1,445,825
	511	7.50%, 8/1/24, MBS (l)	Aaa/AAA	567,789
	4	7.50%, 6/1/25, MBS	Aaa/AAA	4,726
	27	7.50%, 12/1/25, MBS	Aaa/AAA	29,665
	7	7.50%, 1/1/26, MBS	Aaa/AAA	8,711
	18	7.50%, 2/1/26, MBS	Aaa/AAA	20,044
	27	7.50%, 3/1/26, MBS	Aaa/AAA	30,157

10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)				Credit Rating (Moody’s/S&P)	Value
Freddie Mac (continued)
	$42		7.50%, 4/1/26, MBS	Aaa/AAA	$47,111
	39		7.50%, 5/1/26, MBS	Aaa/AAA	43,788
	326		7.50%, 6/1/26, MBS (l)	Aaa/AAA	363,571
	220		7.50%, 7/1/26, MBS (l)	Aaa/AAA	245,571
	52		7.50%, 8/1/26, MBS	Aaa/AAA	58,088
	14		7.50%, 11/1/26, MBS	Aaa/AAA	16,128
	569		7.50%, 12/1/26, MBS (l)	Aaa/AAA	634,529
	246		7.50%, 3/15/28, CMO (l)	Aaa/AAA	250,221
	4,744		7.50%, 4/1/28, MBS (e)	Aaa/AAA	5,293,605
	164		7.50%, 2/1/30, MBS	Aaa/AAA	175,978
	15		7.50%, 4/1/30, MBS	Aaa/AAA	17,311
	–	(h)	7.50%, 6/1/30, MBS	Aaa/AAA	102
	11		7.50%, 10/1/30, MBS	Aaa/AAA	12,118
	25		7.50%, 11/1/30, MBS	Aaa/AAA	27,385
	1,303		7.50%, 12/1/30, MBS (l)	Aaa/AAA	1,453,804
	857		7.50%, 5/1/32, MBS (l)	Aaa/AAA	955,886
	272		7.50%, 7/25/32, CMO, VRN (l)	Aaa/AAA	302,540
	294		7.50%, 7/1/33, MBS	Aaa/AAA	318,781
	87		7.50%, 7/1/34, MBS	Aaa/AAA	94,355
	830		7.50%, 3/1/37, MBS	Aaa/AAA	894,587
	82		7.50%, 2/25/42, CMO	Aaa/AAA	90,641
	37		8.00%, 2/15/22, CMO	Aaa/AAA	37,517
	97		8.00%, 8/15/22, CMO (l)	Aaa/AAA	105,828
	44		8.00%, 7/1/24, MBS	Aaa/AAA	49,192
	66		8.00%, 8/1/24, MBS (l)	Aaa/AAA	74,789
	810		8.00%, 12/1/26, MBS (l)	Aaa/AAA	914,391
	249		8.00%, 4/15/30, CMO (l)	Aaa/AAA	269,129
	175		8.00%, 11/1/34, MBS	Aaa/AAA	189,710
	292		8.50%, 4/15/22, CMO (l)	Aaa/AAA	311,135
	533		8.50%, 10/1/30, MBS	Aaa/AAA	582,578

					147,247,011

Ginnie Mae – 3.5%
	441		5.50%, 6/20/35, FRN, MBS (l)	Aaa/AAA	462,541
	221		6.50%, 11/20/24, MBS	Aaa/AAA	236,724
	85		6.50%, 6/20/32, CMO (l)	Aaa/AAA	90,714
	138		6.50%, 9/20/34, MBS (l)	Aaa/AAA	147,345
	3		7.00%, 4/15/24, MBS	Aaa/AAA	3,690
	32		7.00%, 7/15/25, MBS (l)	Aaa/AAA	35,248
	32		7.00%, 9/15/25, MBS	Aaa/AAA	34,775
	22		7.00%, 11/15/25, MBS	Aaa/AAA	24,506
	11		7.00%, 12/15/25, MBS	Aaa/AAA	12,276
	40		7.00%, 3/15/26, MBS (l)	Aaa/AAA	44,234
	11		7.00%, 4/15/26, MBS	Aaa/AAA	11,646
	3		7.00%, 5/15/26, MBS	Aaa/AAA	3,826
	61		7.00%, 6/15/26, MBS (l)	Aaa/AAA	66,933
	4,660		7.00%, 3/20/31, CMO (l)	Aaa/AAA	5,021,235
	88		7.25%, 7/16/28, CMO (l)	Aaa/AAA	88,912

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	11

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)				Credit Rating (Moody’s/S&P)	Value
Ginnie Mae (continued)
	$6		7.50%, 1/15/17, MBS	Aaa/AAA	$6,887
	8		7.50%, 2/15/17, MBS	Aaa/AAA	8,607
	8		7.50%, 3/15/17, MBS	Aaa/AAA	9,100
	3		7.50%, 4/15/17, MBS	Aaa/AAA	3,606
	8		7.50%, 5/15/17, MBS	Aaa/AAA	9,102
	3		7.50%, 7/15/17, MBS	Aaa/AAA	2,967
	2		7.50%, 6/15/23, MBS	Aaa/AAA	1,657
	11		7.50%, 10/15/25, MBS	Aaa/AAA	12,345
	–	(h)	7.50%, 2/15/26, MBS	Aaa/AAA	456
	164		7.50%, 3/15/26, MBS (l)	Aaa/AAA	182,558
	162		7.50%, 6/20/26, CMO (l)	Aaa/AAA	174,860
	393		7.50%, 9/15/26, MBS (l)	Aaa/AAA	438,402
	11		7.50%, 12/15/26, MBS	Aaa/AAA	11,781
	4		7.50%, 1/15/27, MBS	Aaa/AAA	4,001
	4		7.50%, 2/15/27, MBS	Aaa/AAA	4,734
	71		7.50%, 3/15/27, MBS (l)	Aaa/AAA	79,325
	302		7.50%, 4/15/27, MBS (l)	Aaa/AAA	338,190
	10		7.50%, 5/15/27, MBS	Aaa/AAA	11,619
	119		7.50%, 6/15/27, MBS (l)	Aaa/AAA	132,884
	189		7.50%, 7/15/27, MBS (l)	Aaa/AAA	210,892
	54		7.50%, 8/15/27, MBS (l)	Aaa/AAA	60,790
	67		7.50%, 12/15/27, MBS (l)	Aaa/AAA	75,705
	396		7.50%, 1/15/28, MBS (l)	Aaa/AAA	443,656
	104		7.50%, 2/15/28, MBS (l)	Aaa/AAA	116,507
	171		7.50%, 1/15/29, MBS (l)	Aaa/AAA	191,036
	210		7.50%, 2/15/29, MBS (l)	Aaa/AAA	234,975
	181		7.50%, 3/15/29, MBS	Aaa/AAA	202,057
	5		8.00%, 6/15/16, MBS	Aaa/AAA	5,407
	–	(h)	8.00%, 7/15/16, MBS	Aaa/AAA	223
	11		8.00%, 1/15/17, MBS	Aaa/AAA	12,212
	3		8.00%, 2/15/17, MBS	Aaa/AAA	3,346
	13		8.00%, 3/15/17, MBS	Aaa/AAA	14,505
	22		8.00%, 4/15/17, MBS	Aaa/AAA	23,876
	16		8.00%, 5/15/17, MBS	Aaa/AAA	17,478
	9		8.00%, 6/15/17, MBS	Aaa/AAA	9,899
	12		8.00%, 7/15/17, MBS	Aaa/AAA	13,625
	1		8.00%, 1/15/20, MBS	Aaa/AAA	649
	–	(h)	8.00%, 2/15/20, MBS	Aaa/AAA	550
	–	(h)	8.00%, 5/15/21, MBS	Aaa/AAA	526
	7		8.00%, 11/15/21, MBS	Aaa/AAA	8,283
	7		8.00%, 12/15/21, MBS	Aaa/AAA	7,470
	9		8.00%, 4/15/22, MBS	Aaa/AAA	10,043
	1		8.00%, 5/15/22, MBS	Aaa/AAA	737
	8		8.00%, 11/15/22, MBS	Aaa/AAA	8,611
	418		8.00%, 3/20/30, CMO (l)	Aaa/AAA	455,519
	–	(h)	8.50%, 10/15/16, MBS	Aaa/AAA	268
	–	(h)	8.50%, 10/15/17, MBS	Aaa/AAA	169
	–	(h)	8.50%, 5/15/22, MBS	Aaa/AAA	263

12	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Ginnie Mae (continued)
	$1	8.50%, 1/15/23, MBS	Aaa/AAA	$1,080
	9	8.50%, 4/15/23, MBS	Aaa/AAA	9,805
	4	8.50%, 8/15/30, MBS	Aaa/AAA	3,935
	12	8.50%, 2/15/31, MBS	Aaa/AAA	13,744
	17	9.00%, 6/15/16, MBS	Aaa/AAA	17,936
	43	9.00%, 11/15/16, MBS	Aaa/AAA	47,053
	72	9.00%, 12/15/16, MBS (l)	Aaa/AAA	78,094
	36	9.00%, 9/15/17, MBS (l)	Aaa/AAA	40,355
	64	9.00%, 12/15/17, MBS (l)	Aaa/AAA	70,967
	68	9.00%, 3/15/18, MBS (l)	Aaa/AAA	75,324
	132	9.00%, 5/15/18, MBS (l)	Aaa/AAA	146,423
	23	9.00%, 6/15/18, MBS	Aaa/AAA	25,381
	246	9.00%, 10/15/19, MBS (l)	Aaa/AAA	274,588
	174	9.00%, 11/15/19, MBS (l)	Aaa/AAA	194,798
	19	9.00%, 1/15/20, MBS	Aaa/AAA	21,718
	90	9.00%, 1/15/20, MBS (l)	Aaa/AAA	102,244

				10,970,408

Small Business Administration – 23.8%
	695	4.625%, 2/1/25	Aaa/AAA	719,812
	1,968	4.727%, 2/10/19	Aaa/AAA	2,002,027
	785	4.754%, 8/10/14	Aaa/AAA	812,371
	28,900	4.76%, 2/1/29 (l)	Aaa/AAA	30,034,698
	890	5.038%, 3/10/15	Aaa/AAA	914,076
	2,712	5.09%, 10/1/25	Aaa/AAA	2,834,129
	7,770	5.471%, 3/10/18	Aaa/AAA	7,980,411
	1,749	5.51%, 11/1/27	Aaa/AAA	1,849,848
	17,139	5.60%, 9/1/28	Aaa/AAA	18,285,082
	5,903	5.72%, 1/1/29	Aaa/AAA	6,381,807
	182	5.78%, 8/1/27	Aaa/AAA	192,855
	174	5.82%, 7/1/27	Aaa/AAA	188,405
	163	6.30%, 7/1/13	Aaa/AAA	169,484
	396	6.30%, 6/1/18	Aaa/AAA	425,153
	497	6.344%, 8/1/11	Aaa/AAA	520,124
	170	6.40%, 8/1/13	Aaa/AAA	175,287
	255	6.64%, 2/1/11	Aaa/AAA	267,007
	58	7.20%, 6/1/17	Aaa/AAA	63,792
	754	7.449%, 8/1/10	Aaa/AAA	777,679
	38	7.70%, 7/1/16	Aaa/AAA	41,546

				74,635,593

Vendee Mortgage Trust – 2.4%
	520	6.50%, 3/15/29, CMO	Aaa/AAA	554,367
	106	6.75%, 2/15/26, CMO	Aaa/AAA	113,519
	236	6.75%, 6/15/26, CMO	Aaa/AAA	252,475
	6,249	7.50%, 9/15/30, CMO	Aaa/AAA	6,471,113

				7,391,474

Total U.S. Government Agency Securities (cost-$482,820,314)				496,750,830

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	13

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 48.6%
Airlines – 0.3%
	$1,115	Northwest Airlines, Inc., 1.535%, 5/20/14, FRN (MBIA)	Baa1/BBB+	$836,043

Banking – 4.5%
	3,000	American Express Bank FSB, 0.418%, 5/29/12, FRN (l)	A2/A+	2,732,559
	£1,100	Barclays Bank PLC, 14.00%, 6/15/19, FRN (i)	Baa2/BBB+	2,279,543
	$2,500	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(d)(i)	Aa3/A-	1,577,105
	5,900	Rabobank Nederland NV, 11.00%, 6/30/19, FRN (a)(d)(i)	Aa2/AA-	6,891,749
	825	Wachovia Bank N.A., 1.396%, 11/3/14, FRN (l)	Aa3/AA-	717,234

				14,198,190

Financial Services – 32.2%
	7,000	American Express Credit Corp., 0.448%, 6/16/11, FRN (l)	A2/BBB+	6,668,774
	1,800	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (i)	NR/CCC	1,018,348
	1,000	CIT Group Funding Co. of Canada, 5.60%, 11/2/11	Ca/CC	699,997
		CIT Group, Inc.,
	750	1.306%, 11/3/10, FRN (l)	Ca/BBB+	423,929
	€500	1.645%, 6/20/13, FRN	Ca/CC	343,804
	$1,500	5.80%, 7/28/11 (l)	Ca/CC	845,523
		Citigroup, Inc. (l),
	3,000	0.749%, 3/16/12, FRN	A3/A	2,727,420
	9,000	5.00%, 9/15/14	Baa1/A-	8,070,750
	20,000	5.625%, 8/27/12	Baa1/A-	19,432,400
	4,700	Ford Motor Credit Co. LLC, 7.25%, 10/25/11	Caa1/CCC+	4,415,782
		General Electric Capital Corp.,
	£3,000	6.50%, 9/15/67, FRN	Aa1/A+	3,033,815
	$4,000	6.875%, 1/10/39 (l)	Aa2/AA+	3,949,996
		GMAC, Inc.,
	3,000	6.00%, 12/15/11	Ca/CCC	2,662,515
	3,000	6.75%, 12/1/14	Ca/CCC	2,532,744
	2,500	6.875%, 8/28/12	Ca/CCC	2,232,385
		International Lease Finance Corp. (l),
	5,000	4.15%, 1/20/15	Baa2/BBB+	4,597,500
	9,763	5.75%, 6/15/11	Baa2/BBB+	7,719,194
	4,000	Merrill Lynch & Co., Inc., 0.969%, 1/15/15, FRN	A2/A	3,462,676
		Morgan Stanley,
	4,000	0.838%, 1/9/14, FRN (l)	A2/A	3,656,240
	8,000	0.96%, 10/18/16, FRN (l)	A2/A	6,933,704
	AUD 2,700	3.537%, 3/1/13, FRN	A2/A	2,010,034
	$1,000	6.625%, 4/1/18 (l)	A2/A	1,067,447
		SLM Corp.,
	1,000	0.572%, 12/15/10, FRN	Ba1/BBB-	872,707
	570	1.313%, 2/1/14, FRN (l)	Ba1/BBB-	352,648
	€1,000	1.531%, 11/15/11, FRN	Ba1/BBB-	1,049,135
	€1,500	3.125%, 9/17/12	Ba1/BBB-	1,520,537
	€2,000	4.75%, 3/17/14	Ba1/BBB-	1,999,027
	$5,000	Teco Finance, Inc., 6.75%, 5/1/15 (l)	Baa3/BBB-	5,029,000
	1,800	UBS AG, 5.875%, 12/20/17	Aa2/A+	1,733,174

				101,061,205

14	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Industrial – 4.6%
	$2,000	Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	Caa3/CCC	$970,000
		Dynegy Holdings, Inc.,
	500	7.125%, 5/15/18	B3/B	346,250
	1,000	8.375%, 5/1/16	B3/B	875,000
		Gaz Capital S.A.,
	€1,000	5.875%, 6/1/15 (a)(d)	Baa1/BBB	1,336,229
	$3,000	8.625%, 4/28/34	A3/BBB	3,142,500
	1,350	Georgia-Pacific LLC, 7.75%, 11/15/29	B2/B+	1,194,750
	1,500	HCA, Inc., 9.00%, 12/15/14	Caa1/B-	1,407,362
	2,000	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13	NR/BBB	2,172,000
	80	Pemex Project Funding Master Trust, 9.125%, 10/13/10	Baa1/BBB+	86,400
	1,500	SemGroup L.P., 8.75%, 11/15/15 (a)(b)(d)(f)	NR/NR	52,500
	2,731	United Air Lines, Inc., 6.636%, 1/2/24	Ba1/BBB-	2,048,065
	1,500	Verso Paper Holdings LLC, 9.125%, 8/1/14	B2/B-	817,500

				14,448,556

Insurance – 3.6%
		American International Group, Inc.,
	1,000	0.62%, 10/18/11, FRN (l)	A3/A-	691,199
	1,000	5.85%, 1/16/18 (l)	A3/A-	527,556
	14,275	8.175%, 5/15/68, FRN (l)	Ba2/BBB	3,747,188
	9,700	8.25%, 8/15/18 (l)	A3/A-	5,746,687
	£1,750	8.625%, 5/22/68, (converts to FRN on 5/22/18) (b)	Baa1/BBB	725,309

				11,437,939

Tobacco – 3.0%
	$10,000	Reynolds American, Inc., 1.329%, 6/15/11, FRN (l)	Baa3/BBB	9,434,300

Utilities – 0.4%
	1,250	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.332%, 9/30/27 (b)	A1/A	1,091,133

Total Corporate Bonds & Notes (cost-$151,505,507)				152,507,366

MORTGAGE-BACKED SECURITIES – 28.7%
	1,063	Bear Stearns Alt-A Trust, 6.25%, 8/25/36, CMO, VRN	Caa2/CCC	500,690
	56	Citigroup Mortgage Loan Trust, Inc., 7.00%, 9/25/33, CMO	Aaa/NR	55,419
		Countrywide Alternative Loan Trust, CMO,
	1,918	6.25%, 8/25/37	Caa1/CCC	1,065,728
	2,453	6.50%, 7/25/35	Ba1/AAA	1,892,336
		Countrywide Home Loan Mortgage Pass Through Trust, CMO,
	1,643	4.164%, 8/25/34, FRN	A1/AAA	1,031,828
	4,801	7.50%, 11/25/34 (a)(d)	Baa1/NR	4,601,429
		Credit Suisse First Boston Mortgage Securities Corp., CMO,
	684	0.935%, 3/25/34, FRN	Aa2/AA+	313,826
	1,531	7.00%, 2/25/34	Aa2/AAA	1,438,617
	910	GMAC Mortgage Corp. Loan Trust, 5.215%, 8/19/34, CMO, FRN	Aa2/AAA	394,022
	4,182	GSAA Trust, 6.00%, 4/1/34, CMO	Aa1/AAA	3,343,826
		GSMPS Mortgage Loan Trust, CMO (a)(d),
	4,285	7.00%, 6/25/43	NR/NR	3,836,012

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	15

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
	$137	7.50%, 6/19/27, VRN	NR/NR	$130,388
	2,022	8.00%, 9/19/27, VRN	NR/NR	1,411,699
		GSR Mortgage Loan Trust, CMO,
	9,901	5.239%, 11/25/35, VRN	NR/AAA	8,283,427
	5,000	5.50%, 11/25/35	NR/B-	2,858,887
	2,970	6.50%, 1/25/34	NR/AAA	2,941,953
	2,145	MASTR Adjustable Rate Mortgage Trust, 4.931%, 10/25/34, CMO, VRN	NR/AAA	1,502,525
		MASTR Alternative Loans Trust, CMO,
	1,676	6.50%, 3/25/34	Aaa/AAA	1,459,798
	166	7.00%, 4/25/34	Aaa/AAA	139,610
		MASTR Reperforming Loan Trust, CMO (a)(d),
	3,774	7.00%, 5/25/35	Ba3/AAA	3,462,544
	5,374	7.50%, 7/25/35	Ba3/AAA	5,871,843
		Nomura Asset Acceptance Corp., CMO (a)(d),
	3,048	7.00%, 10/25/34	A1/AAA	2,790,367
	4,207	7.50%, 3/25/34	Aa3/AAA	3,560,886
	9,143	7.50%, 10/25/34	A1/AAA	8,564,960
		Residential Accredit Loans, Inc., CMO,
	4,486	0.465%, 6/25/46, FRN	Caa1/CCC	2,011,897
	5,186	6.00%, 8/25/35	NR/B-	3,628,755
		Residential Asset Mortgage Products, Inc., CMO,
	151	6.50%, 11/25/31	NR/AAA	144,916
	1,491	7.00%, 8/25/16	NR/AAA	1,411,414
	1,342	8.50%, 10/25/31	Aa2/AAA	1,195,543
	1,941	8.50%, 11/25/31	NR/AAA	1,762,037
	2,434	Sequoia Mortgage Trust, 0.489%, 7/20/36, CMO, FRN	Ba3/AAA	1,780,001
	693	Structured Adjustable Rate Mortgage Loan Trust,
		4.162%, 3/25/34, CMO, VRN	Aa2/AAA	573,185
	6,933	Structured Asset Mortgage Investments, Inc., 2.84%, 8/25/47, CMO, FRN	B2/CCC	3,176,008
	6,635	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(d)	B3/AAA	6,324,634
		Washington Mutual MSC Mortgage Pass Through Certificates, CMO,
	3,194	6.50%, 8/25/34	NR/AAA	2,661,144
	579	7.00%, 3/25/34	NR/AAA	561,281
	2,497	7.50%, 4/25/33	NR/AAA	2,271,232
	1,800	Wells Fargo Mortgage-Backed Securities Trust,
		3.811%, 6/25/35, CMO, FRN	NR/AAA	1,116,265

Total Mortgage-Backed Securities (cost-$108,155,050)				90,070,932

U.S. TREASURY BONDS & NOTES – 16.6%
		U.S. Treasury Inflation Indexed Bonds & Notes (e)(j),
	28,403	2.00%, 7/15/14		29,024,060
	16,165	2.00%, 1/15/16 (l)		16,438,293
	6,196	2.625%, 7/15/17		6,618,203

Total U.S. Treasury Bonds & Notes (cost-$51,658,158)				52,080,556

16	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
ASSET-BACKED SECURITIES – 2.0%
	$1,081	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	Caa2/NR	$886,495
		Ameriquest Mortgage Securities, Inc., FRN (f),
	2,284	3.81%, 11/25/32	Ca/D	140,495
	1,062	5.91%, 2/25/33	Ca/D	81,385
		Conseco Finance Securitizations Corp.,
	747	7.96%, 2/1/32	Ca/CCC-	490,456
	364	7.97%, 5/1/32	Ca/CCC-	220,931
	CAD 800	Ford Auto Securitization Trust, 4.817%, 10/15/12 (a)(d)(g)	NR/AAA	734,604
		Green Tree Financial Corp.,
	$315	6.53%, 2/1/31, VRN	NR/B-	227,817
	461	7.05%, 1/15/27	B3/B	275,243
	1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	679,347
	2,998	Morgan Stanley ABS Capital I, 0.465%, 1/25/36, FRN	Baa2/AAA	2,498,676
	51	Oakwood Mortgage Investors, Inc., 0.518%, 5/15/13, FRN	Caa1/BB-	28,482
	37	Residential Asset Mortgage Products, Inc., 8.50%, 12/25/31	NR/AAA	31,533

Total Asset-Backed Securities (cost-$8,296,978)				6,295,464

SENIOR LOANS (a)(c) – 0.8%
Financial Services – 0.8%
	2,653	Chrysler Financial Corp., 4.29%, 8/3/12, Term B (cost-$2,566,473)		2,514,807

SOVEREIGN DEBT OBLIGATIONS – 0.7%
Tunisia – 0.7%
	2,000	Banque Centrale de Tunisie, 7.375%, 4/25/12 (cost-$2,040,733)	Baa2/BBB	2,170,000

MUNICIPAL BONDS – 0.4%
West Virginia – 0.4%
	1,925	Tobacco Settlement Finance Auth. Rev.,
		7.467%, 6/1/47, Ser. A (cost-$1,810,382)	Baa3/BBB	1,305,092

SHORT-TERM INVESTMENTS – 13.4%
Repurchase Agreements – 6.7%
	20,400	JPMorgan Securities, Inc., dated 7/31/09, 0.21%, due 8/3/09, proceeds $20,400,357; collateralized by Fannie Mae; 7.125%, due 06/15/2010, valued at $20,822,632 including accrued interest		20,400,000
	522	State Street Bank & Trust Co., dated 7/31/09, 0.01%, due 8/3/09, proceeds $522,000; collateralized by U.S. Treasury Bills, 0.09%, due 9/10/09, valued at $534,947 including accrued interest		522,000

Total Repurchase Agreements (cost-$20,922,000)				20,922,000

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	17

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2009 (unaudited) (continued)

Principal Amount (000)				Credit Rating (Moody’s/S&P)	Value
Corporate Notes – 5.8%
Financial Services – 5.8%
	$2,000		CIT Group, Inc., 0.759%, 3/12/10, FRN (l)	Ca/CC	$1,172,500
	5,400		Ford Motor Credit Co. LLC, 5.70%, 1/15/10	Caa1/CCC+	5,317,882
	4,000		GMAC, Inc., 7.75%, 1/19/10	Ca/CCC	3,954,200
	8,460		International Lease Finance Corp., 5.00%, 4/15/10 (l)	Baa2/BBB+	7,610,049

Total Corporate Notes (cost-$18,445,342)					18,054,631

U.S. Treasury Bills (k) – 0.8%
	2,630		0.13%-0.17%, 8/6/09-10/8/09 (cost-$2,629,693)		2,629,694

U.S. Government Agency Securities – 0.1%
			Freddie Mac, MBS,
	–	(h)	7.00%, 10/1/09	Aaa/AAA	186
	1		7.00%, 11/1/09	Aaa/AAA	520
	–	(h)	7.00%, 1/1/10	Aaa/AAA	25
			Small Business Administration,
	111		7.54%, 8/10/09	Aaa/AAA	111,721
	196		8.017%, 2/10/10	Aaa/AAA	201,564

Total U.S. Government Agency Securities (cost-$309,942)					314,016

Total Short-Term Investments (cost-$42,306,977)					41,920,341

Total Investments (cost-$851,160,572) – 269.6%					845,615,388

Liabilities in excess of other assets – (169.6)%					(531,978,242)

Net Assets – 100%					$313,637,146

18	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments
July 31, 2009 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $53,661,756, representing 17.1% of total net assets.
(b)	Illiquid security.
(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2009.
(d)	144A Security – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2009.
(f)	In default.
(g)	Fair-Valued – Securities with an aggregate value of $910,767, representing 0.3% of net assets. See Note 1(a) in the Notes to Financial Statements.
(h)	Principal amount less than $500.
(i)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(j)	Inflationary Bonds – Principal amount of security is adjusted for inflation.
(k)	All or partial amount segregated as collateral for swaps.
(l)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

ABS	-	Asset-Backed Securities
AUD	-	Australian Dollar
	£-	British Pound
CAD	-	Canadian Dollar
CMO	-	Collateralized Mortgage Obligation
	€-	Euro
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2009.
LIBOR	-	London Inter-Bank Offered Rate
MBIA	-	insured by Municipal Bond Investors Assurance
MBS	-	Mortgage-Backed Securities
NR	-	Not Rated
TBA	-	To Be Announced
VRN	-	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2009.

See accompanying Notes to Financial Statements	7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	19

PIMCO Strategic Global Government Fund, Inc. Statement of Assets and Liabilities
July 31, 2009 (unaudited)

Assets:
Investments, at value (cost-$851,160,572)	$845,615,388
Cash (including foreign currency of $315,034 with a cost of $311,694)	316,015
Receivable for investments sold	104,160,512
Interest receivable	6,738,653
Unrealized appreciation of swaps	2,034,671
Unrealized appreciation of forward foreign currency contracts	29,572
Receivable for paydown principal	23,835
Prepaid expenses and other assets	17,435
Total Assets	958,936,081

Liabilities:
Payable for reverse repurchase agreements	389,460,000
Payable for investments purchased	234,883,250
Premium for swaps sold	5,902,335
Unrealized depreciation of swaps	5,526,408
Payable to broker for cash collateral	3,866,000
Dividends payable to stockholders	2,508,776
Payable to broker	2,433,320
Investment management fees payable	221,621
Unrealized depreciation of forward foreign currency contracts	123,659
Interest payable	119,384
Accrued expenses and other liabilities	254,182
Total Liabilities	645,298,935
Net Assets	$313,637,146

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share, applicable to 38,596,552 shares issued and outstanding)	$386
Paid-in-capital in excess of par	417,599,811
Undistributed net investment income	8,155,306
Accumulated net realized loss	(102,982,167)
Net unrealized depreciation of investments, swaps and foreign currency transactions	(9,136,190)
Net Assets	$313,637,146
Net Asset Value Per Share	$8.13

20	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09	See accompanying Notes to Financial Statements

PIMCO Strategic Global Government Fund, Inc. Statement of Operations
Six Months ended July 31, 2009 (unaudited)

Investment Income:
Interest	$22,904,324

Expenses:
Investment management fees	1,193,369
Interest expense	1,060,049
Custodian and accounting agent fees	114,765
Stockholder communications	59,055
Audit and tax services	42,350
Transfer agent fees	20,485
Directors’ fees and expenses	16,662
New York Stock Exchange listing fees	14,749
Legal fees	9,024
Insurance expense	5,906
Miscellaneous	9,760
Total expenses	2,546,174

Net Investment Income	$20,358,150

Realized and Change in Unrealized Gain (Loss):
Net realized loss on:
Investments	(1,984,605)
Swaps	(1,947,067)
Foreign currency transactions	(657,247)
Net change in unrealized appreciation/depreciation of:
Investments	28,788,602
Swaps	(3,280,161)
Foreign currency transactions	(551,474)
Net realized and change in unrealized gain on investments, swaps and foreign currency transactions	20,368,048
Net Increase in Net Assets Resulting from Investment Operations	$40,726,198

See accompanying Notes to Financial Statements	7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	21

PIMCO Strategic Global Government Fund, Inc. Statement of Changes in Net Assets

	Six Months ended July 31, 2009 (unaudited)	Year ended January 31, 2009
Investment Operations:
Net investment income	$20,358,150	$33,493,117
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency transactions	(4,588,919)	5,324,449
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps and foreign currency transactions	24,956,967	(83,821,293)
Net increase (decrease) in net assets resulting from investment operations	40,726,198	(45,003,727)
Dividends to Stockholders from Net Investment Income	(15,014,809)	(46,174,878)
Capital Share Transactions:
Reinvestment of dividends	1,865,093	6,070,778
Total increase (decrease) in net assets	27,576,482	(85,107,827)

Net Assets:
Beginning of period	286,060,664	371,168,491
End of period (including undistributed net investment income of $8,155,306 and $2,811,965, respectively)	$313,637,146	$286,060,664

Shares Issued in Reinvestment of Dividends	233,281	637,737

22	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09	See accompanying Notes to Financial Statements

PIMCO Strategic Global Government Fund, Inc. Statement of Cash Flows
Six Months ended July 31, 2009 (unaudited)

Decrease in Cash from:
Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations	$40,726,198

Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash used for Operating Activities:
Purchases of long-term investments	(738,870,639)
Proceeds from sales of long-term investments	602,766,588
Purchases of short-term portfolio investments, net	(7,177,399)
Net change in unrealized appreciation/depreciation of investments, swaps and foreign currency transactions	(24,956,967)
Net realized loss on investments, swaps and foreign currency transactions	4,588,919
Net amortization on investments	(3,389,517)
Increase in receivable for investments sold	(18,882,423)
Increase in interest receivable	(436,793)
Increase in payable to broker	32,652
Increase in payable to broker for collateral	2,961,000
Increase in prepaid expense and other assets	(11,585)
Increase in payable for investments purchased	74,878,089
Increase in interest payable	36,080
Periodic and termination payments of swaps, net	(23,012,240)
Net cash used for currency transactions	(616,995)
Increase in investment management fees payable	16,846
Decrease in receivable for paydown principal	23,734
Decrease in accrued expenses and other liabilities	(61,607)
Net cash used for operating activities*	(91,386,059)

Cash Flows provided by Financing Activities:
Increase in reverse repurchase agreements	91,529,688
Cash dividends paid (excluding reinvestment of dividends of $1,865,093)	(13,120,143)
Net cash provided by financing activities	78,409,545

Net decrease in cash	(12,976,514)
Cash at beginning of period	13,292,529
Cash at end of period	$316,015

*	Included in operating expenses is cash paid by the Fund for interest primarily on reverse repurchase agreements of $1,023,969.

See accompanying Notes to Financial Statements	7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	23

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Strategic Global Government Fund, Inc. (the “Fund”) commenced operations of February 24, 1994. The Fund is organized as a Maryland corporation and registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified, management investment company. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has 500 million of $0.00001 par value per share of common stock authorized.

The Fund’s primary investment objective is to generate, over time, a level of income higher than that generated by high-quality, intermediate-term U.S. debt securities. As a secondary objective, the Fund seeks to maintain volatility in the net asset value of the shares of the Fund comparable to that of high quality, intermediate-term U.S. debt securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a

24	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(a) Valuation of Investments (continued)

result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been significant decrease in volume and level activity for the asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized option adjusted spread pricing to fair value Level 3 investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	25

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurement (continued)

A summary of the inputs used at July 31, 2009 in valuing the Fund’s assets and liabilities is listed below by investment type.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/2009
Investments in Securities – Assets
U.S. Government Agency Securities	—	$496,574,667	$176,163	$496,750,830
Corporate Bonds & Notes	—	152,507,366	—	152,507,366
Mortgaged-Backed Securities	—	90,070,932	—	90,070,932
U.S. Treasury Bonds and Notes	—	52,080,556	—	52,080,556
Asset-Backed Securities	—	5,560,860	734,604	6,295,464
Senior Loans	—	2,514,807	—	2,514,807
Sovereign Debt Obligations	—	2,170,000	—	2,170,000
Municipal Bonds	—	1,305,092	—	1,305,092
Short-Term Investments	—	41,920,341	—	41,920,341

Total Investments in Securities – Assets	—	$844,704,621	$910,767	$845,615,388

Investments in Securities – Liabilities
Other Financial Instruments*	—	$(3,585,824)	—	$(3,585,824)

Total Investments in Securities	—	$841,118,797	$910,767	$842,029,564

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at July 31, 2009, were as follows:

	Beginning Balance 1/31/2009	Net Purchases (Sales) and Settlements	Accrued Discounts	Total Realized Gain	Total Change in Unrealized Gain/Loss	Transfers in and/or out of Level 3	Ending Balance 7/31/2009
Investments in Securities – Assets
U.S. Government Agency Securities	$181,764	$(4,717)	$82	$67	$(1,033)	—	$176,163
Asset-Backed Securities	—	698,385	—	—	36,219	—	734,604

Total Investments in Securities	$181,764	$693,668	$82	$67	$35,186	—	$910,767

The net change in unrealized appreciation/depreciation of investments which the Fund held at July 31, 2009, was $35,186. Realized gain (loss) and change in unrealized appreciation/depreciation are recorded on the Statement of Operations.

26	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities. Paydown gains and losses are recorded as interest income on the Statement of Operations.

(d) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund’s financial statements at July 31, 2009. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions

The Fund declares dividends from net investment income monthly to stockholders. Distributions of net realized capital gains, if any, are paid annually. The Fund records dividends and distributions to its stockholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(f) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Fund’s Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain or loss is included in net realized and unrealized gain or loss on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	27

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(g) Senior Loans

The Fund may purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Borrowing Under Mortgage Dollar Rolls

The Fund enters into dollar rolls in which the Fund sells securities for delivery in the current month simultaneously contracts to repurchase substantially similar (same type, same or similar interest and maturity) securities on a specified future date. The difference between the selling price and future purchase price is an adjustment to interest income on the Fund’s Statement of Operations. During roll period, the Fund forgoes principal and interest paid on the securities. The Fund accounts for rolls as financing transactions. The Fund’s dollar roll transactions are intended to enhance the Fund’s yield by earning a spread between the yield on the underlying mortgage securities and short-interest rates. At July 31, 2009, the Fund had $37,712 in dollar roll commitments outstanding.

(i) Repurchase Agreements

The Fund may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Each Fund through its custodian takes possession of securities collateralyzing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(j) Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

28	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(k) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(l) Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs involves one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(m) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	29

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(m) U.S. Government Agencies or Government-Sponsored Enterprises (continued)

Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(n) Custody Credits on Cash Balances

The Fund may benefit from an expense offset arrangement with its custodian bank, whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Fund.

(o) Interest Expense

Interest expense relates primarily to the Fund’s liability in connection with reverse repurchase agreements. Interest expense is recorded as it is incurred.

2. Principal Risks

In the normal course of business the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (credit/counterparty risk). The main risks from derivative instruments are interest rate, foreign currency, market price and credit/counterparty risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Portfolio, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

The market values of equity securities, such as common stock and preferred stock or equity-related investments such as futures and, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an

30	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

2. Principal Risk (continued)

industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund’s to credit risk, consist principally of cash due from counterparties and investments.

The Fund’s sub-adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Fund’s credit risks by performing reviews of each counterparty. Generally all transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the Fund’s financial statements of the Fund.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Fund is also a party to by Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provision for, initiation, income payments, events of default, and maintenance of collateral.

The credit risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	31

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

3. Market and Credit Risk

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Fund had select derivatives transactions and collateral outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as payable to broker on the Fund’s Statement of Assets and Liabilities and net realized gain (loss) on the Fund’s Statement of Operations of the Fund. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values for certain holdings. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities of the Fund where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, “Offsetting of Amounts Related to Certain Contracts” (“FIN 39”) have been met.

The Sub-Adviser has delivered notices of default and in some cases, claim notices, to certain entities of Lehman Brothers in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, the Sub-Adviser has terminated the trades and has obtained quotations from brokers for replacement trades.

4. Financial Derivative Instruments

FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund may sometimes use derivatives for hedging purposes, the Fund reflects derivatives at fair value and recognizes changes in fair value through the Fund’s Statement of Operations, and such derivatives do not qualify for FAS 161 hedge accounting treatment. The derivative instruments outstanding as of July 31, 2009 as disclosed in the Notes to Financial Statements and the amounts of realized gain (loss) and changes in appreciation/depreciation on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

(a) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract

32	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

4. Financial Derivative Instruments (continued)

(a) Forward Foreign Currency Contracts (continued)

fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess o the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

(b) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities market or the movement in interest rates and currency values. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability or unwillingness of counterparties to meet the terms of their contracts.

(c) Option Transactions

The Fund may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or otherwise as part of its investment strategies. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from its current market value.

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	33

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

4. Financial Derivative Instruments (continued)

(d) Swap Agreements

Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Fund’s Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Fund’s Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Fund’s Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements—Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

34	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

4. Financial Derivative Instruments (continued)

(d) Swap Agreements (continued)

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed later in the Notes (see 6(a)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	35

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

4. Financial Derivative Instruments (continued)

(d) Swap Agreements (continued)

agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31, 2009 for which the Fund is the seller of protection are disclosed later in the Notes (see 6(a)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements—Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

36	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

4. Financial Derivative Instruments (continued)

Fair Value of Derivative Instruments as of July 31, 2009

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

The effect of derivative instruments on the Fund’s Statement of Assets and Liabilities at July 31, 2009:

Location	Credit Contracts	Foreign Exchange Contracts	Total
Asset Derivatives:
Unrealized appreciation of swaps	$2,034,671	—	$2,034,671
Unrealized appreciation of forward foreign currency contracts	—	$29,572	29,572

Total Asset Derivatives	$2,034,671	$29,572	$2,064,243

Liability Derivatives:
Unrealized depreciation of swaps	$(5,526,408)	—	$(5,526,408)
Unrealized depreciation of forward foreign currency contracts	—	$(123,659)	(123,659)

Total Liability Derivatives	$(5,526,408)	$(123,659)	$(5,650,067)

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended July 31, 2009:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Realized Gain (Loss) on:
Swaps	$787,861	$(2,734,928)	—	$(1,947,067)
Foreign currency transactions	—	—	$(737,279)	(737,279)

Total Realized Gain (Loss)	$787,861	$(2,451,222)	$(737,279)	$(2,684,346)

Net Change in Unrealized Appreciation/Depreciation of:
Swaps	$(316,282)	$(2,963,879)	—	$(3,280,161)
Foreign currency transactions	—	—	$(591,727)	(591,727)

Total Change in Unrealized Appreciation/Depreciation	$(316,282)	$(2,963,879)	$(591,727)	$(3,871,888)

5. Investment Manager/Sub-Adviser

The Fund has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Directors, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.85% of the Fund’s average daily net assets.

The Investment Manager has retained the Sub-Adviser to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Fund’s investment decisions. The Investment Manager, and not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	37

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

6. Investments in Securities

Purchases and sales of investments, other than short-term securities and U.S. government obligations for the six months ended July 31, 2009, were $65,679,964 and $44,007,719, respectively. Purchases and sales in U.S. Government obligations were $673,190,675 and $526,252,459, respectively.

(a) Credit default swap agreements:

Sell protection swap agreements outstanding at July 31, 2009(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)(3)	Credit Spread(2)	Termination Date	Payments Received by Fund	Market Value(4)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Barclays Bank:
CIT Group	$3,700	53.81%	12/20/13	5.00%	$(1,723,075)	$(753,500)	$(969,575)
BNP Paribas:
General Electric	800	2.65%	12/20/13	4.60%	64,770	—	64,770
Citigroup:
American Express	500	1.61%	12/20/13	4.30%	56,304	—	56,304
SLM	2,900	11.66%	12/20/13	5.00%	(517,109)	(350,000)	(167,109)
Deutsche Bank:
American International Group	3,000	16.21%	3/20/13	2.10%	(1,009,261)	—	(1,009,261)
CIT Group	1,200	53.81%	12/20/13	5.00%	(558,835)	(318,000)	(240,835)
General Electric	4,100	2.65%	12/20/13	4.775%	360,601	—	360,601
General Electric	8,000	2.65%	12/20/13	4.82%	717,987	—	717,987
Home Equity Index	7,395	18.28%	7/25/45	0.18%	(1,755,136)	(1,090,835)	(664,301)
SLM	4,000	11.66%	12/20/13	5.00%	(713,253)	(490,000)	(223,253)
Goldman Sachs:
CIT Group	8,000	53.81%	12/20/13	5.00%	(3,725,569)	(1,920,000)	(1,805,569)
Merrill Lynch & Co.:
American Express	8,000	1.61%	12/20/13	4.10%	835,009	—	835,009
SLM	8,000	11.66%	12/20/13	5.00%	(1,426,505)	(980,000)	(446,505)

					$(9,394,072)	$(5,902,335)	$(3,491,737)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market

38	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

6. Investments in Securities (continued)

values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) Forward foreign currency contracts outstanding at July 31, 2009:

	Counterparty	U.S.$ Value Origination Date	U.S.$ Value July 31, 2009	Unrealized Appreciation (Depreciation)
Purchased:
29,532 Brazilian Real settling 8/4/09	Citigroup	$14,576	$15,736	$1,160
29,532 Brazilian Real settling 10/2/09	JPMorgan Chase & Co.	15,555	15,565	10
664,000 British Pound settling 8/6/09	Goldman Sachs & Co.	1,089,726	1,100,807	11,081
Sold:
2,307,000 Australian Dollar settling 8/25/09	JPMorgan Chase & Co.	1,866,677	1,915,139	(48,462)
29,532 Brazilian Real settling 10/2/09	Citigroup	14,402	15,565	(1,163)
29,532 Brazilian Real settling 8/4/09	HSBC Bank USA	13,470	15,737	(2,267)
3,847,000 British Pound settling 8/6/09	Morgan Stanley	6,355,244	6,377,715	(22,471)
800,000 Canadian Dollar settling 8/4/09	HSBC Bank USA	690,691	739,987	(49,296)
800,000 Canadian Dollar settling 9/17/09	JPMorgan Chase & Co.	741,697	740,119	1,578
3,760,000 Euro settling 9/4/09	Goldman Sachs & Co.	5,346,784	5,331,041	15,743

				$(94,087)

The Fund received $630,000 in cash as collateral for derivative contracts and delayed delivery securities. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

(c) The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended July 31, 2009 was $327,750,865 at a weighted average interest rate of 0.64%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2009 was $454,645,413. Open reverse repurchase agreements at July 31, 2009 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank:	0.29%	7/20/09	8/20/09	$1,000,097	$1,000,000
	0.30%	7/13/09	8/13/09	132,601,088	132,579,000
	0.30%	7/14/09	8/13/09	2,163,324	2,163,000
	0.37%	7/13/09	8/13/09	114,589,305	114,568,000
	0.75%	7/2/09	8/4/09	31,941,951	31,922,000
	0.75%	7/6/09	8/6/09	25,016,543	25,003,000
Bank of America:	1.30%	7/9/09	8/10/09	25,323,015	25,302,000
BNP Paribas:	0.23%	7/8/09	8/6/09	13,202,024	13,200,000
Credit Suisse First Boston:	0.35%	7/13/09	8/13/09	10,672,971	10,671,000
	0.75%	7/6/09	8/6/09	29,988,235	29,972,000
	0.75%	7/13/09	8/13/09	3,080,601	3,080,000

					$389,460,000

The Fund received $2,646,000 in cash and $550,000 principal value in U.S. government agency securities as collateral for reverse repurchase agreements.

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	39

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

7. Income Tax Information

The cost basis of portfolio securities of $851,160,572 is substantially the same for both federal income tax purposes and financial reporting purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $26,597,010; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $32,142,194; net unrealized depreciation for federal income tax purposes is $5,545,184.

8. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Sub-Adviser, and certain of their affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

9. Subsequent Events

In accordance with FASB Statement of Financial Accounting Standard No. 165, “Subsequent Events” (“FAS 165”), management has evaluated subsequent events following the six months ended July 31, 2009 through September 25, 2009, which is the date the financial statements were issued.

The objective of FAS 165 is to establish principles and requirements for subsequent events. In particular, FAS 165 sets forth:

a. The period after the balance sheet date during which management of a reporting entity shall evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements.

b. The circumstances under which an entity shall recognize events or transactions occurring after the balance sheet date.

c. The disclosures that an entity shall make about events or transactions that occurred after the balance sheet date.

40	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2009 (unaudited)

9. Subsequent Events (continued)

The subsequent events were as follows:

On August 3, 2009, a dividend of $0.065 per share was declared to stockholders payable September 1, 2009 to stockholders of record on August 13, 2009.

On September 1, 2009, a dividend of $0.065 per share was declared to stockholders payable September 29, 2009 to stockholders of record on September 11, 2009.

Diana L. Taylor resigned as Director of the Fund on September 10, 2009.

In connection with derivative transactions with Lehman Brothers entities as counterparty, on September 23, 2009 Lehman Brothers returned all cash collateral to the Fund and the Fund paid all outstanding liabilities to Lehman Brothers.

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	41

PIMCO Strategic Global Government Fund, Inc. Financial Highlights
For a share outstanding throughout each period:

	Six Months ended July 31, 2009 (unaudited)		Year ended January 31,
			2009		2008	2007	2006	2005
Net asset value, beginning of period	$7.46		$9.84		$10.12	$10.39	$11.01	$11.41
Investment Operations:
Net investment income	0.53		0.89		0.60 (1)	0.65 (1)	0.75 (1)	0.82 (1)
Net realized and change in unrealized gain (loss) on investments, futures contracts, swaps and foreign currency transactions	0.53		(2.05)		(0.07)	(0.09)	(0.48)	(0.23)
Total from investment operations	1.06		(1.16)		0.53	0.56	0.27	0.59
Dividends to Stockholders from Net Investment Income	(0.39)		(1.22)		(0.81)	(0.83)	(0.89)	(0.99)
Net asset value, end of period	$8.13		$7.46		$9.84	$10.12	$10.39	$11.01
Market price, end of period	$9.53		$9.51		$10.39	$11.14	$11.58	$12.88
Total Investment Return (2)	5.20%		4.63%		1.02%	4.21%	(2.95)%	13.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000)	$313,637		$286,061		$371,168	$378,385	$382,618	$399,268
Ratio of expenses to average net assets, including interest expense (3)	1.81	%(5)	3.01	%(4)	5.48%	3.03%	1.52%	1.06%
Ratio of expenses to average net assets, excluding interest expense	1.06	%(5)	1.18	%(4)	1.07%	1.06%	1.06%	1.05%
Ratio of net investment income to average net assets	14.50	%(5)	9.96%		5.98%	6.42%	6.99%	7.38%
Portfolio turnover	81%		110%		154%	123%	361%	224%
(1)	Calculated based on average shares outstanding.
(2)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale of share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total return for a period of less than one year is not annualized.
(3)	Interest expense primarily relates to investments in reverse repurchase agreement transactions.
(4)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(n) in Notes to Financial Statements).
(5)	Annualized.

42	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.09	See accompanying Notes to Financial Statements

PIMCO Strategic Global Government Fund, Inc. Annual Stockholder Meeting Results/Changes to the Fund’s Investment Policies/ Proxy Voting Policies & Procedures (unaudited)

Annual Stockholder Meeting Results:

The Fund held its annual meeting of stockholders on June 14, 2009. Stockholders voted as indicated below:

	Affirmative	Withheld Authority
Re-election of Paul Belica – Class III to serve until 2012	34,909,873	1,331,200
Re-election of Robert E. Connor – Class III to serve until 2012	34,975,220	1,265,852
Election of Diana L. Taylor* – Class I to serve until 2010	35,000,649	1,240,423

Messrs. Hans W. Kertess, John C. Maney**, William B. Ogden, IV and R. Peter Sullivan III continue to serve as Directors of the Fund.

*   Diana L. Taylor resigned as Director of the Fund on September 10, 2009.

** Mr. Maney is an Interested Director of the Fund.

Changes to the Fund’s Investment Policies:

Preferred Stock and Convertible Securities: Conversion to Common Stock. The Fund may invest in preferred stock and convertible securities, and these securities may allow for conversion into common stock. Effective April 6, 2009, the Fund’s investment policies were revised to make explicit that the Fund may hold common stock received from the conversion of other portfolio securities, such that common stocks may represent up to 20% of the Fund’s total assets. The Board of Directors formally approved this policy based on a recommendation from the Investment Manager and the Sub-Adviser that having the ability to hold common stock under these circumstances would be in the best interest of the Fund and the Fund’s stockholders. The Investment Manager and Sub-Adviser believe it is in the best interests of the Fund to have the flexibility to participate in such conversions and to hold common stock received in such conversions until adequate value can be realized or it otherwise deems it appropriate to dispose of common stock holdings.

Holding common stock involves risks different from or in addition to the risks associated with debt instruments. The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not only the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates, adverse circumstances involving the credit markets, periods of relative illiquidity, volatility, and perceived or actual instability in the banking and financial service sectors. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Equity securities generally have greater price volatility and usually produce lower yields than bonds and other debt securities.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Fund’s stockholder servicing agent at (800) 254-5197; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

7.31.09	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	43

Directors	Fund Officers
Hans W. Kertess Chairman of the Board of Directors	Brian S. Shlissel President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Robert E. Connor
John C. Maney	Thomas J. Fuccillo Vice President, Secretary & Chief Legal Officer
William B. Ogden, IV
R. Peter Sullivan III	Scott Whisten Assistant Treasurer

Richard J. Cochran Assistant Treasurer

Youse E. Guia Chief Compliance Officer

Kathleen A. Chapman Assistant Secretary

Lagan Srivastava Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PNC Global Investment Servicing

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut, Suite 1300

Kansas City, MO 64106-2797

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the stockholders of PIMCO Strategic Global Government Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On July 22, 2009, the Fund submitted CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s stockholder servicing agent at (800) 254-5197.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)	The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a)	Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert.—Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Strategic Global Government Fund, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Chief Executive Officer

Date: October 7, 2009

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: October 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Chief Executive Officer

Date: October 7, 2009

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: October 7, 2009